Liabilities Presented At Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement [text block] [Abstract]
Schedule of warrants to purchase preferred shares
	Year ended December 31,
	2020	2019	2018
	Ordinary shares	Ordinary shares	Ordinary shares

Risk-free interest rate	0.1%	1.7%	2.5%
Expected volatility	76%	80%	80%
Expected life (in years)	1.5	2.5	3.5
Expected dividend yield	0	0	0

Disclosure of fair value measurement of liabilities [text block]
Fair value of warrants to purchase Ordinary shares

Balance at January 1, 2019	$24,049
Exercise of warrants	(2,924)
Revaluation of financial derivatives	(15,904)

Balance at December 31, 2019	5,221

Revaluation of financial derivatives	6,822

Balance at December 31, 2020	$12,043